OTHER INCOME AND EXPENSES AND LOSSES PER SHARE - Other operating income/expenses (Details) ₫ in Millions	6 Months Ended				12 Months Ended
	Jun. 30, 2024 VND (₫)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 VND (₫)	[1]	Dec. 31, 2023 VND (₫)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 VND (₫)	Dec. 31, 2021 VND (₫)
Other operating income
Foreign exchange gains							₫ 33,774	₫ 450,380
Voucher terminated					₫ 207,098	$ 8,677,533	47,760	197,760
Interest due to late payment from customers					163,754	6,861,393
Others					99,575	4,172,253	111,558	40,438
Total					470,427	19,711,179	193,092	688,578
Other operating expenses
Foreign exchange losses					676,986	28,366,128	861,935	1,611
Penalties								112,704
Loss from disposal of long-lived assets					81,165	3,400,863		113,395
Others					234,050	9,806,838	47,536	48,396
Total					992,201	41,573,829	909,471	276,106
Net other operating income/(expenses)	₫ (2,011,108)	$ (82,898,104)	₫ (83,055)		₫ (521,774)	$ (21,862,650)	₫ (716,379)	₫ 412,472

[1]	As adjusted to reflect the historical financial statements of VinES JSC acquired in January 2024, deemed as business combination under common control (Note 2.2).